PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Disclosure of classes of share capital	Special General and Limited Partnership Capital

	Special General Partner Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,210	461,855,350	$6,196	461,343,972
Unit issuance	5	164,617	11	343,347
Units repurchased and cancelled	(14)	(1,043,911)	—	—
Conversions	2	105,452	3	168,031
Ending balance	$6,203	461,081,508	$6,210	461,855,350
Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,628	190,299,956
Ending balance	$2,628	190,299,956	$2,628	190,299,956
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Shares(1)	Carrying Value	Shares
Opening balance	$2,514	132,051,909	$2,512	131,872,066
Conversions	—	12,329	2	179,843
Ending balance	$2,514	132,064,238	$2,514	132,051,909
1.Includes 119,051,449 (December 31, 2024: 119,039,120) BIPC exchangeable shares and 13,012,789 (December 31, 2024: 13,012,789) class A.2 exchangeable shares.
Non-controlling interest – Exchangeable Units

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$388	5,738,152	$393	6,086,026
Conversions	(2)	(117,781)	(5)	(347,874)
Ending balance(1)	$386	5,620,371	$388	5,738,152
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025	As of and for the 12-month period ended December 31, 2024
Opening balance	$293	$293
Ending balance	$293	$293
Preferred Unitholders’ Capital

US$ MILLIONS, EXCEPT UNIT INFORMATION	As of and for the six-month period ended June 30, 2025		As of and for the 12-month period ended December 31, 2024
	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312
Repurchased and cancelled	(96)	(4,989,265)	—	—
Ending balance	$822	38,912,047	$918	43,901,312
On June 30, 2025, our partnership redeemed all of its outstanding cumulative class A preferred limited partnership units, Series 1, for $90 million and recognized a gain on redemption of $6 million directly in equity.